Co-investment income (Tables)	12 Months Ended
Dec. 31, 2025
SubclassificationsOfAssetsLiabilitiesAndEquitiesAbstract [Abstract]
Schedule of Co-investment Income

	For the years ended
	Dec. 31, 2025	Dec. 31, 2024

Co-investment income	863	1,404
Income attributable to non-controlling interest	4,898	(380)
Expense attributable to non-controlling interest	(4,898)	380
Total co-investment income	863	1,404